DIVIDENDS (Details) $ / shares in Units, $ in Millions							12 Months Ended
	Mar. 27, 2020 $ / shares	Feb. 21, 2020 R / shares	Feb. 19, 2019 R / shares	Feb. 19, 2019 $ / shares	Feb. 20, 2018 R / shares	Feb. 20, 2018 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends declared (USD per share) | (per share)	$ 0.09	R 1.65	R 0.95	$ 0.07	R 0.70	$ 0.06
Dividends paid							$ 38	$ 27	$ 24